Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

12.Leases

The Group has operating leases for office buildings, with lease terms from within one year to around three years. There is no finance lease for the Group. A summary related to operating leases is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets, net*	4,894	3,053
Operating lease liabilities - current*	3,697	2,411
Operating lease liabilities - non-current*	780	133
Total operating lease liabilities	4,477	2,544
Weighted average remaining lease term	1.17	1.05
Weighted average discount rate	4.75%	4.75%
*

The right-of-use assets, net, lease liabilities - current and lease liabilities - non-current were included in “Other non-current assets” ,“Accrued expenses and other current liabilities” and “Other non-current liabilities” as presented on the Group’s consolidated balance sheets, respectively.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses	9,853	9,204	3,574
Short-term lease expenses	6,603	4,748	2,719
Total lease expenses *	16,456	13,952	6,293
Cash paid for amounts included in the measurement of lease liabilities	9,322	8,749	3,666
Right-of-use assets obtained in exchange for new operating lease liabilities	3,146	4,225	2,123
*	The lease expenses were RMB16,456, RMB13,952 and RMB6,293 for the years ended December 31, 2021, 2022 and 2023, respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2023 is as follows:

Amount
RMB
2024	2,469
2025	135
Total future minimum payments	2,604
Less: interest	60
Present value of operating lease liabilities	2,544